Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus Dated October 10, 2012

Vanguard Short-Term Inflation-Protected Securities Index Fund has not yet commenced operations.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1967 102012

Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 27, 2012 (revised October 10, 2012)

Vanguard Short-Term Inflation-Protected Securities Index Fund has not yet commenced operations.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078C 102012